Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	122.55
Maximum Aggregate Offering Price	$ 367,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 50,772.46
Offering Note	This Registration Statement on Form S-8 (this "Registration Statement") covers 3,000,000 shares of common stock, par value $1.00 per share ("UMB Common Shares"), of UMB Financial Corporation (the "Registrant") (i) that may be issued under the Amended and Restated UMB Financial Corporation Omnibus Incentive Compensation Plan, (the "A&R Plan") and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional UMB Common Shares that may become issuable under the Plan by reason of any share dividend, share split or other similar transaction. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low sales prices reported for the UMB Common Shares on the NASDAQ Global Select Market on April 24, 2026. The Amount of Registration Fee is rounded up to the nearest penny.